Putnam
International
Growth
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We are pleased to announce the addition of Joshua L. Byrne to your fund's management team. Joshua is a Senior Vice President in Putnam's Global Core Equity Group. He joined Putnam in 1992 and has a total of 13 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
August 16, 2000

REPORT FROM FUND MANAGEMENT

Omid Kamshad
Paul C. Warren
Joshua L. Byrne
Justin M. Scott

Focusing primarily on business fundamentals, international markets achieved solid gains during the 12 months ended June 30, 2000, which marked Putnam International Growth Fund's 2000 fiscal year. In contrast to previous years, international markets experienced no turbulence stemming from currency crises. Widespread economic improvement around the globe allowed markets to concentrate on the strong growth prospects of sectors such as telecommunications, media, and technology. Our research had prompted us to overweight these sectors generally during the year, and we identified stocks that proved to be leading performers in these industries. Our investment team also selected companies undertaking fundamental improvements in more traditional industries such as energy, pharmaceuticals, and financial services, and several of these holdings also contributed to gains. We are pleased to report a solid gain for the portfolio, well above its long-term average and well ahead of its performance benchmark, the Morgan Stanley Capital International EAFE Index. See page 7 for complete details.

Total return for 12 months ended 6/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
   44.03%  35.74%   43.00%  38.00%   42.98%  41.98%   43.32%  38.29%
----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* GLOBAL RALLY LIFTS FUND

During 1999, international markets showed increasing confidence in the potential of technology and telecommunications companies. Internationally, however, the story was less about dot-coms than about manufacturers of computer and communications hardware, networking equipment, handheld devices, and the service companies that stand behind them. Fund holdings whose performance reflected this strength included Finland's Nokia, maker of wireless phones, Japan's Kyocera, maker of components for phones and other wireless devices, and Germany's Mannesmann, a provider of wireless services that was recently acquired by Vodafone Air Touch. Optimism for technology stocks also boosted the fortunes of many traditional telecommunications companies that offer wireless services. Media companies benefited as growth companies spent considerable sums to build global brand images. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United Kingdom        18.6%

Japan                 14.0%

France                13.7%

Netherlands            8.5%

Switzerland            7.6%

Footnote reads:
*Based on net assets as of 6/30/00. Holdings will vary over time.


"The mobile-phone equipment industry is now led by, of all things, a Finnish company, Nokia, that used to manufacture Wellington boots and toilet paper. Vodafone Air Touch is the world's biggest wireless service provider. In wireless software, a mainly European consortium seems to be in front."

-- The Wall Street Journal, June 26, 2000


The technology rally peaked during the first quarter of 2000. As sometimes happens, market enthusiasm had pushed stock prices beyond what company earnings justified. In the first quarter, we reduced positions in traditional fixed-line phone companies such as Deutsche Telecom and British Telecom, believing that increasing competition among fixed-line companies was cutting into profits. We maintained the fund's exposure to wireless opportunities and deployed more assets into energy companies that were benefiting from industry consolidation and rising prices for oil and natural gas. This first quarter repositioning helped to moderate risk, although the fund experienced some volatility stemming from interest rates and profit taking in the technology and telecom sectors in the closing months of the fiscal year.

Analysis of stock valuations is a key risk control element of your fund's investment process. This process begins with analysis of a broad array of growing, well-established international companies. We look for stocks priced at a discount to the company's return on assets. If the price of a holding appreciates beyond what we think is justified by fundamentals, we begin to sell it. In addition to stock-specific factors such as return on assets and valuations, we also analyze market, sector, economic, and currency factors, seeking to optimize the portfolio based on potential rewards and risks.

* TELECOMS EXPERIENCE GROWTH, REALIGNMENT

In the previous two years, country weightings have had more impact on the performance of international investments than sector strategies. This past year, the equation reversed and sector positioning took priority. Part of this change was explained by the absence of regional currency problems as had occurred in Asia, Latin America, and Russia during recent years. Viewed positively, however, performance in the past year reflected the increasing integration of the global economy and the decision of major corporations to compete on a global scale.


"In its latest Economic Outlook, the Organization for Economic
Cooperation and Development describes the health of the world economy as better than at any time since the late 1980s, with the U.S., Europe, and Asia all seeing strong growth."

-- Financial Times, May 31, 2000


This was especially true of the telecommunications sector. We have already mentioned its strong performance, but we must also highlight how we positioned the fund to take advantage of this sector from many angles. In Europe, the fund was invested in both sides in the high-profile takeover battle between Vodafone Group of the United Kingdom and Mannesmann of Germany. Vodafone is positioned as Europe's dominant wireless service company and has a presence in the United States through its AirTouch subsidiary.


Media companies thrive in competitive world

It's easy to see how investors bid up the prices of technology and telecommunications stocks in the past year -- these companies continue to deliver innovativeproducts and services. But the media, third sector that joined the market rally in late 1999, is benefiting from this growth. Advertising, marketing, cable, and broadcasting companies are thriving because young technology companies must build global brand names, and older companies in every sector are competing in new and deregulated markets. As the Financial Times noted on July 21, 2000, "Generally, the greater the competition, the more companies need to advertise: and most companies are operating in a more competitive environment than at any time in their history." Examples of fund holdings that have benefited include Societe Television Francaise, which will attract new advertising as it is privatized by the French government, and Havas Advertising, France's largest ad agency and a leading provider of Internet advertising.


The Vodafone-Mannesmann episode was just one of many ways that your fund has taken advantage of the growth of wireless services. Many of the fund's current holdings are also introducing third- generation wireless services, including messaging functions that enable cell phones to send e-mails or access the Internet. Already, millions of consumers in Japan and Scandinavia use their phones to send personal messages, make reservations for travel or entertainment, manage their bank accounts, or use vending machines. It's important to note that international companies have a significant advantage over their U.S. counterparts in this industry. Examples of service companies and equipment manufacturers that benefit include France's STMicroelectronics, Sweden's Ericsson, and Taiwan's Hon Hai Precision Industry.

* BULLISH OUTLOOK FOR ENERGY, INSURANCE SECTORS

Near the middle of the fiscal year, we began to build up larger positions in energy companies. Our reasoning was based on both short-term cyclical factors, such as rising prices for oil and natural gas, and the strategic, secular changes occurring in the industry. TotalFinaElf of France offers an excellent example of such changes. This company is the product of a three-way combination undertaken over the past two years involving Total, Elf Aquitaine, and Petrofina of Belgium. The merged company can significantly reduce costs by combining petroleum and chemical refineries and increase efficiencies. At the retail end of the business, there will also be further consolidation among rival filling stations.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

TotalFinaElf S.A., class B
France
Energy

Vodafone AirTouch PLC
United Kingdom
Telecommunications services

Shell Transportation & Trading, PLC
United Kingdom
Energy

Philips Electronics N.V.
Netherlands
Technology

Nokia Oyj AB, class A
Finland
Technology

Nippon Telegraph & Telephone Corp.
Japan
Telecommunications services

Internationale Nederlanden
Groep (ING), N.V.
Netherlands
Financial

Samsung Electronics Co.
South Korea
Technology

NEC Corp.
Japan
Technology

Fujitsu, Ltd.
Japan
Technology

Footnote reads:
These holdings represent 28.3% of the fund's net assets as of 6/30/00. Portfolio holdings will vary over time.


In addition to energy stocks, we added to financial services companies during the period. ING, a European bank based in the Netherlands, is benefiting from a revival in its global life insurance business. Insurers had been significantly out of favor with markets in the past couple of years. The fund also enjoyed strong performance from Nikko Securities, a Japanese brokerage house that improved its earnings by implementing American-style management techniques such as a cost-cutting, restructuring, and a new compensation system that rewards executives with stock options.

* OUTLOOK FOR CONTINUED GROWTH

As we enter the 2001 fiscal year, we expect that both growth companies and companies more sensitive to the business cycle will continue to achieve solid profits. World economic growth looks solid, with Europe leading the way. Although the European Central Bank could raise interest rates again, we anticipate that the tightening cycle will soon conclude and will succeed in restraining inflation. Economic sluggishness in Japan remains a concern for us. For this reason, and because of Japan's large public sector debts, we have reduced the portfolio's exposure to Japanese stocks. Prospects for the rest of Asia look far brighter. We are especially impressed by Korea's ongoing efforts to restructure large corporations and reform its banking sector. Our fundamental research leads us to anticipate strong results for companies involved in wireless communications, media, energy, and insurance, in particular. As we have described above, however, diversification is a consistent feature of this fund, and we look forward to attractive performance across a broad range of stocks and industries in the coming year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/00, there is no guarantee the fund will continue to hold these securities in the future.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth Fund is designed for investors seeking capital appreciation primarily through equity securities of issuers located outside of the United States.

TOTAL RETURN FOR PERIODS ENDED 6/30/00

                     Class A         Class B         Class C         Class M
(inception dates)   (2/28/91)        (6/1/94)       (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           44.03%  35.74%  43.00%  38.00%  42.98%  41.98%  43.32%  38.29%
------------------------------------------------------------------------------
5 years         191.81  174.99  181.12  179.12  180.97  180.97  184.65  174.66
Annual average   23.89   22.42   22.96   22.79   22.95   22.95   23.27   22.39
------------------------------------------------------------------------------
Life of fund    329.51  304.65  298.59  298.59  300.43  300.43  308.86  294.58
Annual average   16.89   16.14   15.96   15.96   16.01   16.01   16.27   15.83
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/00

                               MSCI EAFE            Consumer
                                 Index             price index
--------------------------------------------------------------
1 year                           17.16%               3.67%
--------------------------------------------------------------
5 years                          70.99               12.98
Annual average                   11.32                2.47
--------------------------------------------------------------
Life of fund                    115.96               27.82
Annual average                    8.60                2.66
--------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without it, total returns would have been lower.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/28/91

                Fund's class A      MSCI EAFE     Consumer price
Date             shares at POP        Index           index

2/28/91             9,421            10,000          10,000
6/30/91             8,930             8,887          10,089
6/30/92             9,780             8,829          10,401
6/30/93            10,623            10,619          10,712
6/30/94            13,364            12,425          10,979
6/30/95            13,867            12,630          11,313
6/30/96            16,669            14,308          11,632
6/30/97            20,858            16,144          11,899
6/30/98            25,183            17,129          12,092
6/30/99            28,096            18,433          12,329
6/30/00           $40,465           $21,596         $12,782

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $39,859 and $40,043, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $40,886 ($39,458 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/00

                     Class A         Class B      Class C          Class M
-----------------------------------------------------------------------------
Distributions
(number)                1               1            1                1
-----------------------------------------------------------------------------
Income               $0.339          $0.197       $0.315           $0.239
-----------------------------------------------------------------------------
Capital gains
  Long-term           0.597           0.597        0.597            0.597
-----------------------------------------------------------------------------
  Short-term          0.193           0.193        0.193            0.193
-----------------------------------------------------------------------------
  Total              $1.129          $0.987       $1.105           $1.029
-----------------------------------------------------------------------------
Share value:       NAV     POP          NAV        NAV           NAV     POP
-----------------------------------------------------------------------------
6/30/99         $21.64  $22.96       $21.20         --        $21.45  $22.23
-----------------------------------------------------------------------------
7/26/99*           --     --           --         $21.87        --      --
-----------------------------------------------------------------------------
6/30/00          29.92   31.75        29.23        29.74       29.61   30.68
-----------------------------------------------------------------------------

*Inception date for class C shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended June 30, 2000

To the Trustees and Shareholders of
Putnam International Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth Fund (the "fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 2000




THE FUND'S PORTFOLIO
June 30, 2000

COMMON STOCKS (95.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (1.4%)
-------------------------------------------------------------------------------------------------------------------
          2,255,100 CSR, Ltd.                                                                      $      6,279,245
          2,974,680 News Corp., Ltd. ADR                                                                162,120,060
                                                                                                   ----------------
                                                                                                        168,399,305

Brazil (0.2%)
-------------------------------------------------------------------------------------------------------------------
                  2 Telesp Participacoes S.A.                                                                    36
          1,324,332 Telesp-Telecomunicacoes de Sao Paulo S.A. ADR                                        24,500,142
                                                                                                   ----------------
                                                                                                         24,500,178

Canada (4.3%)
-------------------------------------------------------------------------------------------------------------------
          2,520,488 Bank of Nova Scotia                                                                  61,769,994
          3,041,000 BCE, Inc. -- New York Exchange                                                       72,413,813
            704,303 BCE, Inc. -- Toronto Exchange                                                        16,689,870
          3,602,326 Nortel Networks Corp.                                                               249,769,700
            895,600 Seagram Co., Ltd.                                                                    51,944,800
          3,548,000 Sun Life Financial Services of Canada, Inc.                                          59,764,110
            942,142 Suncor Energy, Inc.                                                                  21,753,481
                                                                                                   ----------------
                                                                                                        534,105,768

Finland (3.3%)
-------------------------------------------------------------------------------------------------------------------
          6,847,697 Nokia Oyj AB, Class A                                                               350,783,413
            673,812 Sonera Group Oyj                                                                     30,836,063
            294,068 Stora Enso Oyj, Class A                                                               2,705,614
          2,756,321 Stora Enso Oyj, Class R                                                              25,227,834
                                                                                                   ----------------
                                                                                                        409,552,924

France (13.7%)
-------------------------------------------------------------------------------------------------------------------
          2,636,745 Aventis S.A.                                                                        193,193,462
          1,213,228 Axa S.A.                                                                            191,855,023
            231,533 Bouygues S.A.                                                                       155,330,859
            820,443 France Telecom S.A.                                                                 115,116,160
            507,532 Groupe Danone                                                                        67,612,195
          3,255,780 Havas Advertising S.A.                                                               74,732,132
            954,168 Lafarge Coppee                                                                       74,438,233
            102,850 Publicis S.A.                                                                        40,512,862
          3,330,615 Sanofi-Synthelabo S.A.                                                              159,283,865
          1,497,610 Societe Television Francaise                                                        104,777,588
              1,651 STMicroelectronics N.V. ADR                                                             105,974
          3,472,978 TotalFinaElf S.A., Class B                                                          534,557,440
                                                                                                   ----------------
                                                                                                      1,711,515,793

Germany (2.6%)
-------------------------------------------------------------------------------------------------------------------
            204,073 Allianz AG                                                                           74,321,754
          3,986,786 Bayerische Motoren Werke (BMW) AG                                                   120,741,568
          2,071,800 Deutsche Lufthansa AG                                                                48,647,521
            585,753 ProSieben Media AG                                                                   73,541,523
                                                                                                   ----------------
                                                                                                        317,252,366

Hong Kong (3.0%)
-------------------------------------------------------------------------------------------------------------------
         12,773,000 Cheung Kong Infrastructure Holdings                                                 141,334,127
         25,955,000 China Telecom, Ltd. (NON)                                                           228,922,647
          1,930,000 Hong Kong and China Gas Co., Ltd.                                                     2,166,508
          1,136,000 Hong Kong Electric Holdings, Ltd.                                                     3,658,028
                                                                                                   ----------------
                                                                                                        376,081,310

Ireland (2.0%)
-------------------------------------------------------------------------------------------------------------------
          6,507,239 CRH PLC                                                                             117,870,566
          1,694,656 Elan Corp. PLC -- New York Exchange (NON)                                            79,340,133
          1,041,393 Elan Corp. PLC ADR -- Dublin Exchange (NON)                                          50,442,473
                                                                                                   ----------------
                                                                                                        247,653,172

Italy (2.4%)
-------------------------------------------------------------------------------------------------------------------
             89,400 Alleanza Assicurazioni                                                                1,195,249
          7,189,400 Banca Intesa SpA                                                                     32,315,605
          2,957,836 Bulgari SpA                                                                          39,687,060
         24,046,300 Ente Nazionale Idrocarburi (ENI) SpA                                                139,428,142
          5,420,925 Mediaset SpA                                                                         83,126,632
                                                                                                   ----------------
                                                                                                        295,752,688

Japan (14.0%)
-------------------------------------------------------------------------------------------------------------------
            336,700 Asatsu, Inc.                                                                         13,846,143
                 70 Circle K Japan Co., Ltd.                                                                  2,548
          1,948,000 Eisai Co., Ltd.                                                                      62,612,970
            446,100 Fujisawa Pharmaceutical Co. (NON)                                                    18,091,974
          7,201,400 Fujitsu, Ltd.                                                                       249,850,047
                 46 KDD Corp.                                                                                 4,653
            759,400 Kyocera Corp.                                                                       129,151,125
                400 Mitsumi Electric Co., Ltd.                                                               14,748
          8,218,946 NEC Corp.                                                                           258,735,963
         19,835,000 Nikko Securities Co., Ltd.                                                          196,887,408
            350,400 Nintendo Co., Ltd.                                                                   61,348,157
             25,289 Nippon Telegraph and Telephone Corp.                                                337,091,038
            157,080 Nippon Television Network Corp.                                                     102,462,847
          1,453,000 Nomura Securities Co., Ltd.                                                          35,645,065
             39,300 Rohm Co., Ltd.                                                                       11,517,300
                500 Sharp Corp.                                                                               8,863
          4,399,000 Shiseido Co., Ltd.                                                                   68,201,550
            910,700 Sony Corp.                                                                           85,232,842
          4,314,000 Sumitomo Corp.                                                                       48,653,829
          6,057,000 Toshiba Corp.                                                                        68,540,641
             56,000 Tokyo Broadcasting System, Inc.                                                       2,424,655
                                                                                                   ----------------
                                                                                                      1,750,324,366

Mexico (1.7%)
-------------------------------------------------------------------------------------------------------------------
         16,665,012 Carso Global Telecom (NON)                                                           47,599,800
            599,844 Grupo Televisa S.A. GDR (NON)                                                        41,351,746
          2,130,639 Telefonos de Mexico S.A. ADR, Class L                                               121,712,753
                                                                                                   ----------------
                                                                                                        210,664,299

Netherlands (8.5%)
-------------------------------------------------------------------------------------------------------------------
          2,496,721 Akzo-Nobel N.V.                                                                     106,482,155
          1,261,833 Gucci Group N.V.                                                                    119,558,677
          4,689,651 Internationale Nederlanden Groep (ING) N.V.                                         318,214,956
          2,333,358 Koninklijke Ahold N.V.                                                               68,944,830
          7,761,362 Philips Electronics N.V.                                                            367,461,373
          3,150,140 Wolters Kluwer N.V.                                                                  84,232,728
                                                                                                   ----------------
                                                                                                      1,064,894,719

Singapore (0.8%)
-------------------------------------------------------------------------------------------------------------------
          4,349,648 DBS Group Holdings, Ltd.                                                             55,864,730
          4,745,685 Overseas-Chinese Banking Corp.                                                       32,672,058
            191,000 Singapore Press Holdings, Ltd.                                                        2,983,512
            309,000 Venture Manufacturing, Ltd.                                                           3,146,312
                                                                                                   ----------------
                                                                                                         94,666,612

South Korea (3.1%)
-------------------------------------------------------------------------------------------------------------------
          1,123,730 Korea Electric Power Corp.                                                           34,874,032
          1,485,197 Korea Telecom Corp.                                                                  71,846,405
          1,006,900 Pohang Iron & Steel Co., Ltd. ADR                                                    24,165,600
            788,349 Samsung Electronics Co.                                                             260,920,962
                                                                                                   ----------------
                                                                                                        391,806,999

Spain (2.0%)
-------------------------------------------------------------------------------------------------------------------
          2,382,310 Banco de Bilbao Vizcaya (BBV)                                                        35,732,172
          2,961,730 Iberdrola S.A. (NON)                                                                 38,320,047
          8,042,967 Telefonica S.A. (NON)                                                               173,438,540
                                                                                                   ----------------
                                                                                                        247,490,759

Sweden (3.6%)
-------------------------------------------------------------------------------------------------------------------
          3,531,970 Enea Data AB                                                                         24,175,017
         10,080,873 Investor AB                                                                         138,574,629
            483,313 NetCom AB (NON)                                                                      35,892,855
          1,721,651 Sandvik AB (NON)                                                                     36,334,182
            857,364 SKF Corp. AB                                                                         13,692,786
          2,661,250 Svenska Handelsbanken                                                                38,859,229
          8,171,220 Telefonaktiebolaget LM Ericsson, Class B                                            162,660,038
                                                                                                   ----------------
                                                                                                        450,188,736

Switzerland (7.6%)
-------------------------------------------------------------------------------------------------------------------
            308,250 ABB, Ltd. -- Swiss Exchange                                                          37,023,753
             99,210 ABB, Ltd. -- Stockholm Exchange                                                      11,566,578
            176,520 Ares-Serono Group, Class B                                                          147,679,134
             73,859 Cie Finance Richemont AG                                                            199,686,457
            155,483 Clariant AG                                                                          57,961,797
             27,553 Julius Baer Holdings AG                                                             109,323,850
             63,950 Nestle S.A.                                                                         128,442,883
            151,617 Swatch Group AG (The)                                                                39,685,675
             70,394 Swatch Group AG, Class B (The)                                                       89,811,243
             64,345 Swiss Reinsurance Co.                                                               131,611,174
                                                                                                   ----------------
                                                                                                        952,792,544

Taiwan (1.2%)
-------------------------------------------------------------------------------------------------------------------
          8,178,000 Hon Hai Precision Industry                                                           73,934,439
         16,235,160 Taiwan Semiconductor Manufacturing Co.                                               77,084,012
                                                                                                   ----------------
                                                                                                        151,018,451

United Kingdom (18.6%)
-------------------------------------------------------------------------------------------------------------------
         17,169,509 Aegis Group PLC                                                                      50,542,871
          1,560,800 ARM Holdings PLC (NON)                                                               16,724,877
          6,116,123 BOC Group PLC (NON)                                                                  87,939,146
         23,057,549 British Petroleum Co. PLC                                                           221,250,787
          4,051,477 Cable & Wireless PLC                                                                 68,616,075
         10,195,775 Carlton Communications PLC (NON)                                                    131,166,096
          5,861,258 Diageo PLC                                                                           52,605,113
          2,564,881 EMAP PLC                                                                             41,265,101
          8,965,249 EMI Group PLC                                                                        81,413,426
         19,532,245 Granada Group PLC                                                                   195,109,549
         10,716,391 Invensys PLC                                                                         40,223,759
          4,898,842 Misys PLC                                                                            41,372,337
          4,853,000 Royal Bank of Scotland Group PLC                                                     81,235,871
         10,407,662 Scottish Power PLC                                                                   88,211,180
         45,237,076 Shell Transportation & Trading PLC                                                  377,591,725
          1,936,698 Smiths Industries PLC                                                                25,208,255
         25,715,632 Tesco PLC                                                                            79,981,852
        115,973,849 Vodafone AirTouch PLC                                                               468,655,547
          3,897,446 Williams PLC                                                                         22,710,320
          6,287,453 WPP Group PLC                                                                        91,829,980
          1,260,300 Zeneca Group PLC                                                                     58,845,266
                                                                                                   ----------------
                                                                                                      2,322,499,133

United States (1.8%)
-------------------------------------------------------------------------------------------------------------------
          3,992,804 Pharmacia Corp.                                                                     206,378,063
            733,000 Snyder Communications, Inc.                                                          17,408,750
                                                                                                   ----------------
                                                                                                        223,786,813
                                                                                                   ----------------
                    Total Common Stocks (cost $9,477,922,662)                                      $ 11,944,946,935

UNITS (0.7%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
             24,550 Nippon Television Network Corp. Structured
                    Warrants (Issued by Lehman Brothers
                    Finance S.A., Exp. 8/4/00) (Japan) (NON)                                       $     32,020,811
            483,500 Tokyo Broadcasting System, Inc. - Structured
                    Call Warrants (Issued by Lehman Brothers
                    Finance S.A., Exp. 11/17/00) (Japan) (NON)                                           20,916,210
            701,000 Tokyo Broadcasting System, Inc. Structured Notes
                    (Issued by UBS, AG) 3.15%, 2000 (Japan)                                              31,194,780
                                                                                                   ----------------
                    Total Units (cost $61,242,079)                                                 $     84,131,801

SHORT-TERM INVESTMENTS (3.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $50,000,000 Delaware Funding Corp. effective yield
                    of 6.15%, July 13, 2000                                                        $     49,890,833
         44,000,000 Falcon Asset Securitization Corp. effective yield
                    of 6.6%, July 6, 2000                                                                43,959,667
         50,000,000 Morgan Stanley Dean Witter & Co. effective yield
                    of 6.85%, July 5, 2000                                                               49,952,431
        100,000,000 Prudential Funding Corp. effective yield
                    of 6.95%, July 3, 2000                                                               99,942,083
         93,500,000 Rabobank USA Financial Corp. effective yield
                    of 6.92%, July 5, 2000 (Netherlands)                                                 93,410,136
         46,400,000 UBS AG effective yield of 6.74%, July 3, 2000                                        46,382,626
         70,512,000 Interest in $729,703,000 joint repurchase agreement dated June 30, 2000 with Morgan (J.P.) & Co. Inc.
                    due July 3, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $70,549,900 for an
                    effective yield of 6.45%                                                             70,512,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $454,049,776)                               $    454,049,776
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $9,993,214,517) (b)                                    $ 12,483,128,512
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $12,466,548,637.

  (b) The aggregate identified cost on a tax basis is $10,129,852,386, resulting in gross unrealized appreciation and depreciation of $2,659,391,796 and $306,115,670, respectively, or net unrealized appreciation of $2,353,276,126.

(NON) Non-income-producing security.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at June 30, 2000 (as a percentage of net assets):

        Technology                      19.5%
        Telecommunications services     14.5
        Financial                       12.3
        Consumer staples                12.0
        Energy                          10.4

---------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 2000
                                   Aggregate Face   Delivery    Unrealized
                  Market Value          Value         Date     Depreciation
---------------------------------------------------------------------------
Euro Dollars      $663,232,130      $669,718,170    10/18/00    $(6,486,040)
---------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2000
(aggregate face value $281,054,623)
                                                                Unrealized
                      Market       Aggregate Face   Delivery   Appreciation/
                      Value             Value         Date    (Depreciation)
---------------------------------------------------------------------------
Canadian Dollars  $112,378,567      $112,498,993    10/18/00       $120,426
Hong Kong Dollars  168,672,493       168,555,630    10/18/00       (116,863)
---------------------------------------------------------------------------
                                                                     $3,563
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $9,993,214,517) (Note 1)                                   $12,483,128,512
-------------------------------------------------------------------------------------------
Cash                                                                              4,690,674
-------------------------------------------------------------------------------------------
Foreign currency, at value (cost $149,711,444)                                  150,919,822
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        17,424,756
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                          102,169,582
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   54,693,730
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                      120,426
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                    813,627
-------------------------------------------------------------------------------------------
Total assets                                                                 12,813,961,129

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                265,382,444
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       38,239,977
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     17,296,299
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,905,668
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        97,263
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          9,153
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            7,541,825
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                       6,602,903
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                     8,955,368
-------------------------------------------------------------------------------------------
Other accrued expenses                                                            1,381,592
-------------------------------------------------------------------------------------------
Total liabilities                                                               347,412,492
-------------------------------------------------------------------------------------------
Net assets                                                                  $12,466,548,637

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $ 9,105,538,109
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                     50,955,785
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          826,073,191
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  2,483,981,552
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding   $12,466,548,637

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($7,040,669,193 divided by 235,281,333 shares)                                       $29.92
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $29.92)*                              $31.75
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($3,591,545,611 divided by 122,890,195 shares)**                                     $29.23
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($439,521,988 divided by 14,776,594 shares)**                                        $29.74
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($367,637,952 divided by 12,416,802 shares)                                          $29.61
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $29.61)*                              $30.68
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,027,173,893 divided by 34,163,436 shares)                                        $30.07
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended June 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $14,478,432)                                $  249,095,556
-------------------------------------------------------------------------------------------
Interest                                                                         16,335,535
-------------------------------------------------------------------------------------------
Total investment income                                                         265,431,091

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 53,176,675
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   19,781,886
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    76,745
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     36,311
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            12,111,639
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            27,474,588
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             1,504,457
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             2,297,566
-------------------------------------------------------------------------------------------
Other                                                                             3,805,621
-------------------------------------------------------------------------------------------
Total expenses                                                                  120,265,488
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (7,824,858)
-------------------------------------------------------------------------------------------
Net expenses                                                                    112,440,630
-------------------------------------------------------------------------------------------
Net investment income                                                           152,990,461
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                967,553,737
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                       5,325,644
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                               (6,301,212)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                    1,559,239,917
-------------------------------------------------------------------------------------------
Net gain on investments                                                       2,525,818,086
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $2,678,808,547
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended June 30
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                             $   152,990,461   $    3,933,285
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         972,879,381       72,892,717
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                        1,552,938,705      460,292,239
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                2,678,808,547      537,118,241
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (53,779,843)     (22,568,753)
--------------------------------------------------------------------------------------------------
   Class B                                                            (19,094,099)      (7,287,243)
--------------------------------------------------------------------------------------------------
   Class C                                                               (806,547)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (2,507,298)      (1,060,968)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (7,728,554)      (1,891,655)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (125,327,657)     (38,505,930)
--------------------------------------------------------------------------------------------------
   Class B                                                            (76,570,245)     (26,499,065)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,022,769)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (8,287,723)      (2,915,639)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (15,858,592)      (2,723,694)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   4,886,106,169    1,434,362,924
--------------------------------------------------------------------------------------------------
Total increase in net assets                                        7,252,931,389    1,868,028,218

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   5,213,617,248    3,345,589,030
--------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income and distributions in excess of net investment
income of $50,955,785 and $33,621,782, respectively)              $12,466,548,637   $5,213,617,248
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended June 30
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.64       $20.00       $17.58       $14.25       $12.10
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income (a)                .54          .07          .20          .15          .13
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     8.87         2.14         3.26         3.39         2.29
------------------------------------------------------------------------------------------------
Total from
investment operations                   9.41         2.21         3.46         3.54         2.42
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                       (.34)        (.21)        (.25)        (.15)        (.26)
------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.79)        (.36)        (.79)        (.06)        (.01)
------------------------------------------------------------------------------------------------
Total distributions                    (1.13)        (.57)       (1.04)        (.21)        (.27)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $29.92       $21.64       $20.00       $17.58       $14.25
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 44.03        11.57        20.73        25.13        20.21
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $7,040,669   $2,928,662   $1,827,331     $728,849     $151,088
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.14         1.27         1.36         1.59         1.74
------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.01          .38         1.07          .98          .99
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.53        97.24        93.53        86.40        44.14
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended June 30
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.20       $19.63       $17.32       $14.10       $12.00
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .35         (.07)         .06          .03          .04
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     8.67         2.10         3.21         3.34         2.26
------------------------------------------------------------------------------------------------
Total from
investment operations                   9.02         2.03         3.27         3.37         2.30
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.10)        (.17)        (.09)        (.19)
------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.79)        (.36)        (.79)        (.06)        (.01)
------------------------------------------------------------------------------------------------
Total distributions                     (.99)        (.46)        (.96)        (.15)        (.20)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $29.23       $21.20       $19.63       $17.32       $14.10
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 43.00        10.75        19.87        24.09        19.35
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,591,546   $1,821,024   $1,226,917     $472,663     $132,013
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.89         2.02         2.11         2.34         2.49
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               1.26         (.38)         .31          .18          .32
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.53        97.24        93.53        86.40        44.14
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------
                                    For the period
Per-share                           July 26, 1999+
operating performance                to June 30
----------------------------------------------------
                                        2000
----------------------------------------------------
Net asset value,
beginning of period                   $21.87
----------------------------------------------------
Investment operations
----------------------------------------------------
Net investment income (a)                .32
----------------------------------------------------
Net realized and unrealized
gain on investments                     8.66
----------------------------------------------------
Total from
investment operations                   8.98
----------------------------------------------------
Less distributions:
----------------------------------------------------
From net
investment income                       (.32)
----------------------------------------------------
From net realized gain
on investments                          (.79)
----------------------------------------------------
Total distributions                    (1.11)
----------------------------------------------------
Net asset value,
end of period                         $29.74
----------------------------------------------------

Ratios and supplemental data
----------------------------------------------------
Total return at
net asset value  (%)(b)                41.54*
----------------------------------------------------
Net assets, end of period
(in thousands)                      $439,522
----------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.76*
----------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.12*
----------------------------------------------------
Portfolio turnover (%)                 99.53
----------------------------------------------------

    + Commencement of operations.

    * Not annualized

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended June 30
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.45       $19.85       $17.48       $14.22       $12.09
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .40         (.02)         .10          .07          .08
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     8.79         2.11         3.26         3.36         2.28
------------------------------------------------------------------------------------------------
Total from
investment operations                   9.19         2.09         3.36         3.43         2.36
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.13)        (.20)        (.11)        (.22)
------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.79)        (.36)        (.79)        (.06)        (.01)
------------------------------------------------------------------------------------------------
Total distributions                    (1.03)        (.49)        (.99)        (.17)        (.23)
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $29.61       $21.45       $19.85       $17.48       $14.22
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(b)                43.32        10.97        20.18        24.40        19.71
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $367,638     $208,064     $140,202      $58,471      $14,309
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.64         1.77         1.86         2.09         2.25
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               1.51         (.12)         .54          .44          .61
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.53        97.24        93.53        86.40        44.14
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                 July 12, 1996+
operating performance                         Year ended June 30           to June 30
------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997
------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.72       $20.05       $17.60       $13.88
------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------
Net investment income (a)                .61          .14          .22          .20
------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     8.92         2.13         3.30         3.75
------------------------------------------------------------------------------------------
Total from
investment operations                   9.53         2.27         3.52         3.95
------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------
From net
investment income                       (.39)        (.24)        (.28)        (.17)
------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.79)        (.36)        (.79)        (.06)
------------------------------------------------------------------------------------------
Total distributions                    (1.18)        (.60)       (1.07)        (.23)
------------------------------------------------------------------------------------------
Net asset value,
end of period                         $30.07       $21.72       $20.05       $17.60
------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 44.43        11.83        21.08        25.44*
------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,027,174     $255,867     $151,139      $96,375
------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .89         1.02         1.11         1.30*
------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.26          .70         1.22         1.26*
------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.53        97.24        93.53        86.40
------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)



NOTES TO FINANCIAL STATEMENTS
June 30, 2000

Note 1
Significant accounting policies

Putnam International Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in equity securities of companies located outside the United States.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, foreign taxes, realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2000, the fund reclassified $15,503,447 to increase undistributed net investment income with a decrease to accumulated net realized gains of $15,503,447. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 2000, fund expenses were reduced by $7,824,858 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $4,001 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $2,987,521 and $191,184 from the sale of class A and class M shares, respectively, and received $2,596,905 and $37,675 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $213,100 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $12,814,911,051 and $8,319,854,519, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                271,600,422      $7,332,945,195
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,124,845         165,921,249
---------------------------------------------------------------------------
                                           277,725,267       7,498,866,444

Shares
repurchased                               (177,792,621)     (4,715,016,742)
---------------------------------------------------------------------------
Net increase                                99,932,646      $2,783,849,702
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                217,110,664      $4,256,867,643
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,117,893          57,181,946
---------------------------------------------------------------------------
                                           220,228,557       4,314,049,589

Shares
repurchased                               (176,253,908)     (3,467,222,878)
---------------------------------------------------------------------------
Net increase                                43,974,649      $  846,826,711
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 54,543,779      $1,471,243,178
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,074,114          81,679,684
---------------------------------------------------------------------------
                                            57,617,893       1,552,922,862

Shares
repurchased                                (20,631,231)       (549,799,728)
---------------------------------------------------------------------------
Net increase                                36,986,662      $1,003,123,134
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 39,583,994        $758,304,651
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,608,670          29,020,279
---------------------------------------------------------------------------
                                            41,192,664         787,324,930

Shares
repurchased                                (17,794,641)       (337,422,833)
---------------------------------------------------------------------------
Net increase                                23,398,023        $449,902,097
---------------------------------------------------------------------------

                                               For the period July 26, 1999
                                                (commencement of operations)
                                                           to June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,176,087        $462,505,811
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   75,039           2,029,056
---------------------------------------------------------------------------
                                            16,251,126         464,534,867

Shares
repurchased                                 (1,474,532)        (43,027,757)
---------------------------------------------------------------------------
Net increase                                14,776,594        $421,507,110
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,591,150        $286,010,819
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  380,914          10,242,696
---------------------------------------------------------------------------
                                            10,972,064         296,253,515

Shares
repurchased                                 (8,253,206)       (223,214,024)
---------------------------------------------------------------------------
Net increase                                 2,718,858         $73,039,491
---------------------------------------------------------------------------

                                                  Year ended June 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,415,962        $125,270,005
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  208,034           3,791,905
---------------------------------------------------------------------------
                                             6,623,996         129,061,910

Shares
repurchased                                 (3,990,008)        (77,706,579)
---------------------------------------------------------------------------
Net increase                                 2,633,988        $ 51,355,331
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 38,621,878      $1,074,181,482
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  867,505          23,587,146
---------------------------------------------------------------------------
                                            39,489,383       1,097,768,628

Shares
repurchased                                (17,103,610)       (493,181,896)
---------------------------------------------------------------------------
Net increase                                22,385,773      $  604,586,732
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,133,724        $142,964,956
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  245,487           4,615,349
---------------------------------------------------------------------------
                                             7,379,211         147,580,305

Shares
repurchased                                 (3,139,377)        (61,301,520)
---------------------------------------------------------------------------
Net increase                                 4,239,834        $ 86,278,785
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $470,877,513 as capital gain, for its taxable year ended June 30, 2000.

For the period, interest and dividends from foreign countries were $262,239,902 or $0.625 per share (for all classes of shares). Taxes paid to foreign countries were $14,478,432 or $0.035 (for all classes of shares).

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Joshua L. Byrne
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN009-63290  841/524/891/2BA  8/00


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam International Growth Fund
Supplement to Annual Report dated 6/30/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 6/30/00                                 NAV

1 year                                                   44.43%
5 years                                                 194.88
Annual average                                           24.15
Life of fund (since class A inception, 2/28/91)         334.03
Annual average                                           17.02

Share value:                                              NAV
6/30/99                                                 $21.72
6/30/00                                                 $30.07
----------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains       Total
                     1       $0.385           $0.790         $1.175
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.